Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expenses
Advertising And Promotion	$ 559,183	$ 541,029	$ 794,182
Consulting And Management Fees	848,146	570,356	251,552
Depreciation And Accretion	22,062	41,116	65,157
Director Fees	119,801	108,600	103,805
Insurance	86,012	100,948	93,661
Office And Administration	196,797	136,274	123,904
Professional Fees	631,478	321,355	228,594
Salaries And Benefits	613,007	530,065	760,182
Share-based Payments	583,801	770,617	707,802
Stock Exchange And Shareholder Services	315,371	180,433	139,908
Travel And Accommodation	25,013	93,323	236,815
Total General And Administrative Expenses	(4,000,671)	(3,394,116)	(3,505,562)
Other Items
Costs In Excess Of Recovered Coal	(1,730,294)	(590,204)	(120,354)
Foreign Exchange Gain/(loss)	349,983	(64,841)	(443,203)
(impairment)/recovery Of Mineral Property	(1,278,817)	0	13,708,200
Impairment Of Prepaid Expenses	0	(121,125)	(51,828)
Recovery Of Receivables, Net	50,906	(470,278)	(16,304)
Loss On Sale Of Marketable Securities	(220,821)	0	0
Gain/(loss) On Sale Of Equipment	0	13,677	(9,795)
Gain On Debt Settlement	0	0	7,952,700
Other Income/(expense)	(2,829,043)	(1,232,771)	21,019,416
Net Income/(loss) For Year	$ (6,829,714)	$ (4,626,887)	$ 17,513,854
Net Income/(loss) Per Common Share,
Basic	$ (0.33)	$ (0.34)	$ 1.71
Diluted	$ (0.33)	$ (0.34)	$ 1.71
Weighted Average Number Of Common Shares Outstanding,
Basic1	20,986,610	13,790,180	10,220,811
Diluted1	20,986,610	13,790,180	10,239,815